UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5384

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period: February 28, 2013

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund (PMFIX)

PMC Diversified Equity Fund (PMDEX)

Semi-Annual Report

February 28, 2013

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 28, 2013 as well as the period since the inception of the PMC Funds. The table below presents the standardized performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 28, 2013 was one of surprising reslience, both for the U.S. economy as well as the broad equity markets. The economy continued to make steady progress, due in no small part to the ongoing support of the Federal Reserve’s aggressive monetary policy. Even with the sturdy improvement in underlying economic fundamentals, the Fed has maintained its accommodative policy, and made two important modifications in the past six months: first, the Fed announced it would buy $45 billion in Treasury securities each month, supplementing its purchases of $40 billion in mortgage-backed securities. Second, in an effort to provide more open communications about its future moves, the Fed set forth the conditions under which it may begin to exit its current low interest rate policy, stating that rates would remain at current levels until a) unemployment falls below 6.5% and b) the inflation rate rises above 2.5%. These explicit conditions replace the calendar-based commitment, but economists believe it will still be 2014 at the earliest before the conditions might be met and rates could begin to rise.

The economy also faced fiscal headwinds over the past six months. The so-called “fiscal cliff” was averted at the last minute, but the budget sequestration (automatic spending cuts) that were due to take effect on January 1st could only be delayed, and began on March 1st. Several other fiscal deadlines loom in the coming months, including a continuing resolution to keep the government operating and debt ceiling negotiations. There is some hope that a “grand bargain” that includes tax and entitlement reform will eventually be reached.

Among the various components of the economy, housing has steadily improved, the employment situation is beginning to show signs of recovery, and inflation remains in check. Looking ahead, the consensus among economists is that the economy will continue to grow modestly, even with the fiscal drag created by the sequester.

With the continued improvement in the domestic economy and a general easing of financial crises throughout the world, prices of U.S. Treasury securities declined. Part of the drop in prices and consequent rise in yields was due to heightened inflation expectations with the economy’s gains, and part was a result of a waning in the flight-to-quality environment that had prevailed for the previous several quarters. After having hovered below 1.80% for many months, Treasury yields have recently spiked to more than 2%, with many bond market analysts expecting a continued gradual rise.

Equity market performance was strong over the past six months, a function of the improving economy, growing—albeit at a slower rate—corporate earnings, and a shift in investor preferences resulting in migration out of bond allocations and into stocks. With this environment as a backdrop, the MSCI World Index (global all-capitalization) posted a total return of 11.14%. After several quarters of outperforming international stocks, domestic equities were not quite as strong over the past six months, with the Russell 3000 Index (domestic all-capitalization) generating a return of 9.97%. Despite the general rise in yields, the Barclays Capital Aggregate Bond Index, a broad-based index of fixed-income securities, managed to eke out a positive return of 0.15% over the six months ended February 28, 2013.

As discussed in more detail below, the PMC Funds benefited from the economic and financial market recovery with each of the two funds posting positive returns over the six-month period.

Total Returns as of February 28, 2013

Fund	Three Months	Six Months	One Year	Five Year Annualized	Since Inception Annualized	Inception Date	Net Expense Ratio**	Gross Expense Ratio
PMC Diversified Equity Fund	7.58%	10.40%	10.94%	—	11.83%	8-26-09	1.46%	1.69%
MSCI World Index	7.39%	11.14%	11.37%	—	10.48%
PMC Core Fixed Income Fund	-0.15%	1.07%	4.35%	7.01%	7.65%	9-28-07	1.06%	1.54%
Barclays Capital Aggregate Bond Index	-0.34%	0.15%	3.12%	5.47%	6.01%

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For more recent performance, please call 888-612-9300. Performance results reflect expense subsidies and waivers in effect; without these waivers, returns would have been less favorable.

** Pursuant to an operating expense limitation agreement between Envestnet Asset Management, Inc. (the “Adviser”) and the Funds, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Funds to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.40% of the PMC Diversified Equity Fund’s average net assets through December 29, 2013 and 1.00% of the PMC Core Fixed Income Fund’s average net assets through December 29, 2013, subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). This operating expense limitation agreement can only be terminated by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Funds, subject to limitations, for fees it waived and Fund expenses it paid.

PMC	Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is sub-advised by four institutional investment managers: Mellon Capital Management Corporation (Large Cap Growth); Loomis, Sayles & Company, L.P. (Large Cap Value); Delaware Management Company (Small Cap Core); Neuberger Berman Management LLC (International ADR); and William Blair & Company L.L.C. (Global Overlay). The Fund performed well in the six months ended February 28, 2013, generating a return of +10.40%, slightly underperforming the benchmark MSCI World Index, which posted a return of +11.14%.

PMC	Core Fixed Income Fund

The PMC Core Fixed Income Fund continued to perform very well over the six-month period ended February 28, 2013. During this period, the Fund posted a return of +1.07%, besting the benchmark’s return of +0.15%. Strategies employed by the Fund’s sub-advisers, Neuberger Berman Fixed Income LLC (“Neuberger Berman”), Schroder Investment Management North America Inc. (“Schroder”), and William Blair & Company L.L.C., benefited from the improving economic environment over the past six months. Under these conditions, credit spreads narrowed slightly, meaning fixed-income securities other than U.S. Treasury obligations performed reasonably well on a relative basis. Each of the Fund’s sub-advisers has been opportunistic in identifying market segments and individual credits that have provided strong relative performance. The portfolios of both Neuberger Berman and Schroder have underweighted Treasuries, and have been overweight the various sectors the sub-advisers perceive as offering the best return/risk profile, including investment-grade, high yield and mortgage-backed securities.

Envestnet	Asset Management

The views in this report were those of the Adviser and the Fund’s sub-advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Funds (the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/12–2/28/13).

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PMC FUNDS

Expense Example Tables

(Unaudited)

	PMC Core Fixed Income Fund
	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Expenses Paid During Period 9/1/12–2/28/13*
Actual	$1,000.00	$1,010.70	$4.99
Hypothetical (5% return before expenses)	1,000.00	1,019,84	5.01
*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

	PMC Diversified Equity Fund
	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Expenses Paid During Period 9/1/12–2/28/13*
Actual	$1,000.00	$1,104.00	$7.30
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00
*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 28, 2013 is shown below.

Average Annual Returns as of February 28, 2013

	PMC Core Fixed Income Fund	Barclays Capital Aggregate Bond Index
One Year	4.35%	3.12%
Five Year	7.09%	5.52%
Since Inception (9/28/07)	7.65%	6.01%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC CORE FIXED INCOME FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Barclays Capital Aggregate Bond Index (formerly Lehman Brothers Aggregate Bond Index) is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

*	Inception Date

PMC DIVERSIFIED EQUITY FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 28, 2013 is shown below.

Average Annual Returns as of February 28, 2013

	PMC Diversified Equity Fund	MSCI World Index
One Year	10.94%	11.37%
Three Year	11.62%	10.43%
Since Inception (8/26/09)	11.83%	10.48%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC DIVERSIFIED EQUITY FUND

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on August 26, 2009, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013

	Principal Amount	Value
Asset Backed Securities—3.37%
Accredited Mortgage Loan Trust
2005-1, 0.589%, 04/25/2035	$80,275	$78,163
2005-3, 0.692%, 09/25/2035	148,000	123,794
2005-4, 0.449%, 12/25/2035	21,519	21,461
Aegis Asset Backed Securities Trust
2005-1, 0.752%, 03/25/2035	170,000	138,877
American Credit Acceptance Receivables Trust
A, 1.890%, 07/15/2016(a)	84,227	84,604
A, 1.640%, 11/15/2016(a)	98,796	98,859
AmeriCredit Automobile Receivables Trust
B, 1.120%, 11/08/2017	90,000	90,003
B, 1.310%, 11/08/2017	60,000	60,433
Chase Funding Mortgage Loan Asset-Backed Certificates
FLT, 0.952%, 09/25/2033	229,456	203,635
Citigroup Mortgage Loan Trust, Inc.
M-3, 0.682%, 05/25/2035	325,000	259,476
M-1, 0.989%, 06/25/2035(a)	114,000	100,801
CNH Equipment Trust
2012-A, 1.380%, 02/15/2018	155,000	157,939
2012-C, 0.870%, 09/16/2019	205,000	205,159
Continental Airlines 2012-2 Class A Pass Through Trust
A, 4.000%, 04/29/2026	175,000	182,000
Credit Suisse First Boston Mortgage Securities Corp.
2004-AA1, 1.252%, 02/25/2035	31,285	29,424
First Franklin Mortgage Loan Trust 2004-FFH4
M-5, 1.817%, 01/25/2035	95,000	87,455
First Franklin Mortgage Loan Trust 2005-FF1
2005-FF1, 0.937%, 12/25/2034	277,124	251,938
Fremont Home Loan Trust
2004-2, 1.165%, 07/25/2034	91,031	85,386
Home Equity Mortgage Trust
2004-5, 1.802%, 02/25/2035	127,942	104,750
Lake Country Mortgage Loan Trust 2006-HE1
M-1, 0.852%, 07/25/2034(a)	330,000	317,264
Nationstar Home Equity Loan Trust 2007-A
2007-A, 0.352%, 03/25/2037	185,000	172,266
New Century Home Equity Loan Trust Series 2004-3
2004-3, 1.177%, 11/25/2034	148,072	140,415
Newcastle Mortgage Securities Trust
A-4, 0.524%, 03/25/2036	180,000	172,083
RAMP Series 2006-RZ1 Trust
2006-RZ1, 0.602%, 03/25/2036	145,000	133,046
RAMP Trust
2005-RZ4, 0.499%, 11/25/2035	39,848	39,475
SNAAC Auto Receivables Trust
2012-1, 1.780%, 06/15/2016(a)	30,490	30,685
Structured Asset Investment Loan Trust 2004-6
2004-6, 1.002%, 07/25/2034	287,545	270,866
Structured Asset Investment Loan Trust 2004-8
2004-8, 0.786%, 09/25/2034	210,000	192,098
Structured Asset Securities Corp.
M3, 0.632%, 05/25/2035	155,000	128,827

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
UAL 2007-1 Pass Through Trust
Series A, 6.636%, 01/02/2024	$320,835	$344,898
US Airways 2012-2 Class A Pass Through Trust
2012-2, 4.625%, 12/03/2026	265,000	275,600
Volvo Financial Equipment LLC
0.910%, 08/17/2015(a)	130,000	130,435

Total Asset Backed Securities (Cost $4,404,222)		4,712,115

Corporate Bonds—21.11%
Accommodation—0.17%
Wyndham Worldwide Corp.
2.500%, 03/01/2018	235,000	236,657

Beverage and Tobacco Product Manufacturing—0.76%
Altria Group, Inc.
9.950%, 11/10/2038	35,000	58,389
Dr. Pepper Snapple Group, Inc.
3.200%, 11/15/2021	135,000	139,828
Imperial Tobacco Finance PLC
3.500%, 02/11/2023(a)	200,000	202,801
Lorillard Tobacco Co.
2.300%, 08/21/2017	95,000	96,304
Pernod-Ricard SA
5.500%, 01/15/2042(a)	150,000	171,361
Reynolds American, Inc.
7.625%, 06/01/2016	80,000	95,367
3.250%, 11/01/2022	90,000	89,680
7.250%, 06/15/2037	25,000	32,800
4.750%, 11/01/2042	175,000	171,901

		1,058,431

Broadcasting (except Internet)—0.88%
CBS Corp.
4.850%, 07/01/2042	80,000	78,971
Comcast Corp.
4.500%, 01/15/2043	145,000	150,267
DIRECTV Holdings LLC
1.750%, 01/15/2018	350,000	344,731
Dish DBS Corp.
5.875%, 07/15/2022	75,000	79,500
NBCUniversal Media LLC
6.400%, 04/30/2040	75,000	96,738
4.450%, 01/15/2043	60,000	61,472
Time Warner Cable, Inc.
6.750%, 07/01/2018	155,000	189,996
6.550%, 05/01/2037	40,000	46,444
5.500%, 09/01/2041	90,000	94,637
Univision Communications, Inc.
7.875%, 11/01/2020(a)	75,000	83,344

		1,226,100

Chemical Manufacturing—0.54%
AbbVie, Inc.
1.200%, 11/06/2015(a)	360,000	363,194
2.900%, 11/06/2022(a)	70,000	70,098

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Agrium, Inc.
3.150%, 10/01/2022	$50,000	$48,337
6.125%, 01/15/2041	40,000	45,649
Amgen, Inc.
5.150%, 11/15/2041	20,000	21,985
Ashland, Inc.
3.875%, 04/15/2018(a)	125,000	127,500
The Mosaic Co.
4.875%, 11/15/2041	20,000	21,291
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	55,000	55,562

		753,616

Clothing and Clothing Accessories Stores—0.09%
DIRECTV Holidngs LLC
5.150%, 03/15/2042	85,000	82,106
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	43,030

		125,136

Computer and Electronic Product Manufacturing—1.11%
Hewlett Packard Co.
2.600%, 09/15/2017	290,000	290,652
Hewlett-Packard Co.
2.350%, 03/15/2015	225,000	229,426
4.650%, 12/09/2021	95,000	97,659
Jabil Circuit, Inc.
5.625%, 12/15/2020	80,000	85,600
L-3 Communications Corp.
3.950%, 11/15/2016	160,000	173,295
Motorola Solutions, Inc.
3.500%, 03/01/2023	270,000	266,344
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	110,000	113,845
Xerox Corp.
4.500%, 05/15/2021	275,000	291,154

		1,547,975

Credit Intermediation and Related Activities—5.19%
Bank of America Corp.
1.500%, 10/09/2015	160,000	160,597
3.300%, 01/11/2023	430,000	429,521
Bank of Montreal
0.800%, 11/06/2015	125,000	125,287
1.950%, 01/30/2018(a)	250,000	260,345
Bank of Nova Scotia
2.150%, 08/03/2016(a)	280,000	293,430
2.550%, 01/12/2017	90,000	94,571
1.750%, 03/22/2017(a)	335,000	346,427
BNP Paribas SA
3.250%, 03/03/2023	175,000	173,040
Canadian Imperial Bank of Commerce
2.750%, 01/24/2016(a)	620,000	657,659
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	70,000	70,853

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Citigroup, Inc.
2.650%, 03/02/2015	$100,000	$102,719
6.125%, 11/21/2017	160,000	189,471
3.375%, 03/01/2023	365,000	369,388
Corpbanca SA
3.125%, 01/15/2018	230,000	227,331
Credit Suisse AG
1.625%, 03/06/2015(a)	200,000	203,749
Danske Bank A/S
3.875%, 04/14/2016(a)	200,000	212,574
ERAC USA Finance LLC
7.000%, 10/15/2037(a)	95,000	121,515
FirstMerit Corp.
4.350%, 02/04/2023	425,000	437,660
Ford Motor Credit Co. LLC
6.625%, 08/15/2017	100,000	116,894
General Electric Capital Corp.
1.000%, 12/11/2015	115,000	115,871
5.875%, 01/14/2038	50,000	58,943
6.250%, 12/15/2049	160,000	175,977
HSBC Holdings PLC
4.000%, 03/30/2022	110,000	118,649
Hyundai Capital Services, Inc.
3.500%, 09/13/2017(a)	200,000	212,668
Norddeutsche Landesbank Girozentrale
0.875%, 10/16/2015(a)	200,000	200,810
Offshore Group Investment Ltd.
11.500%, 08/01/2015	29,000	31,682
Royal Bank of Scotland Group PLC
6.125%, 12/15/2022	110,000	115,829
SLM Corp.
6.000%, 01/25/2017	35,000	38,063
Sparebank 1 Boligkreditt AS
1.750%, 11/15/2019(a)	495,000	489,631
Sumitomo Mitsui Banking Corp.
1.500%, 01/18/2018	300,000	301,025
Swedbank AB
2.125%, 09/29/2017(a)	315,000	321,736
Turkiye Halk Bankasi AS
3.875%, 02/05/2020(a)	200,000	200,000
UBS AG
2.250%, 03/30/2017(a)	260,000	271,419

		7,245,334

Educational Services—0.06%
George Washinton University
3.485%, 09/15/2022	75,000	78,546

Electrical Equipment, Appliance, and Component Manufacturing—0.04%
Spectrum Brands Escrow Corp.
6.625%, 11/15/2022(a)	50,000	54,000

Executive, Legislative, and Other General Government Support—0.11%
Province of New Brunswick Canada
2.750%, 06/15/2018	140,000	150,863

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Fabricated Metal Product Manufacturing—0.14%
Volkswagen International Finance NV
1.150%, 11/20/2015(a)	$200,000	$201,050

Food Manufacturing—0.20%
Kraft Foods Group, Inc.
5.000%, 06/04/2042	90,000	98,626
Kraft Foods, Inc.
6.875%, 02/01/2038	15,000	20,266
6.875%, 01/26/2039	35,000	47,087
Tyson Foods, Inc.
4.500%, 06/15/2022	100,000	109,005

		274,984

Food Services and Drinking Places—0.02%
Yum! Brands, Inc.
6.875%, 11/15/2037	25,000	33,192

Funds, Trusts, and Other Financial Vehicles—0.94%
Boston Properties LP
3.700%, 11/15/2018	50,000	55,048
Daimler Finance North America LLC
1.875%, 01/11/2018(a)	290,000	292,121
Digital Realty Trust LP
5.875%, 02/01/2020	110,000	125,443
5.250%, 03/15/2021	55,000	61,225
Entertainment Properties Trust
5.750%, 08/15/2022	225,000	241,385
Health Care REIT, Inc.
4.125%, 04/01/2019	90,000	97,975
Sabra Health Care LP
8.125%, 11/01/2018	80,000	86,800
Ventas Realty LP
4.000%, 04/30/2019	330,000	358,577

		1,318,574

General Merchandise Stores—0.05%
Macy’s Retail Holdings, Inc.
6.700%, 07/15/2034	65,000	76,520

Health and Personal Care Stores—0.03%
CVS Caremark Corp.
6.125%, 09/15/2039	35,000	44,312

Hospitals—0.16%
Catholic Health Initiatives
2.950%, 11/01/2022	125,000	125,878
HCA, Inc.
4.750%, 05/01/2023	95,000	95,000

		220,878

Insurance Carriers and Related Activities—1.01%
CNA Financial Corp.
7.350%, 11/15/2019	55,000	69,804
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	85,000	99,429

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Humana, Inc.
7.200%, 06/15/2018	$35,000	$42,896
ING US
5.500%, 07/15/2022(a)	95,000	105,069
Liberty Mutual Group
6.500%, 05/01/2042(a)	55,000	62,649
MetLife, Inc.
6.817%, 08/15/2018	70,000	87,693
Pacific LifeCorp
5.125%, 01/30/2043(a)	70,000	68,754
Prudential Financial, Inc.
5.875%, 09/15/2042	545,000	578,381
Swiss Re Treasury US Corp.
4.250%, 12/06/2042(a)	90,000	88,016
WellPoint, Inc.
4.650%, 01/15/2043	115,000	116,775
XLIT Ltd.
5.750%, 10/01/2021	80,000	94,117

		1,413,583

Machinery Manufacturing—0.08%
General Electric Co.
4.125%, 10/09/2042	50,000	50,186
Terex Corp.
6.500%, 04/01/2020	55,000	58,437

		108,623

Management of Companies and Enterprises—0.73%
Eksportfinans ASA
3.000%, 11/17/2014	155,000	154,403
Icahn Enterprises LP
8.000%, 01/15/2018	85,000	91,269
Macy’s Retail Holdings, Inc.
2.875%, 02/15/2023	130,000	125,208
Morgan Stanley
5.625%, 09/23/2019	410,000	474,962
5.500%, 01/26/2020	150,000	170,951

		1,016,793

Merchant Wholesalers, Durable Goods—0.07%
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	104,661

Merchant Wholesalers, Nondurable Goods—0.42%
Alliance One International, Inc.
10.000%, 07/15/2016	70,000	74,288
Express Scripts Holding Co.
2.650%, 02/15/2017	215,000	224,881
6.125%, 11/15/2041	20,000	25,082
Lorillard Tobacco Co.
8.125%, 06/23/2019	170,000	217,672
McKesson Corp.
7.500%, 02/15/2019	35,000	45,253

		587,176

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Mining (except Oil and Gas)—0.74%
Cliffs Natural Resources, Inc.
4.875%, 04/01/2021	$205,000	$210,666
FMG Resources August 2006 Pty Ltd.
6.000%, 04/01/2017(a)	80,000	83,800
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 03/01/2017	45,000	45,643
2.375%, 03/15/2018(a)	150,000	149,985
3.550%, 03/01/2022	40,000	39,869
3.875%, 03/15/2023(a)	145,000	144,914
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	85,000	89,219
Southern Copper Corp.
6.750%, 04/16/2040	45,000	52,564
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	89,019
Vale SA
5.625%, 09/11/2042	125,000	130,355

		1,036,034

Motion Picture and Sound Recording Industries—0.12%
Time Warner, Inc.
6.100%, 07/15/2040	80,000	93,931
5.375%, 10/15/2041	35,000	37,865
4.900%, 06/15/2042	40,000	41,050

		172,846

Motor Vehicle and Parts Dealers—0.04%
AutoZone, Inc.
2.875%, 01/15/2023	60,000	57,849

Nonmetallic Mineral Product Manufacturing—0.08%
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019	100,000	107,875

Oil and Gas Extraction—0.43%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	240,000	276,178
Apache Corp.
4.250%, 01/15/2044	95,000	91,770
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019(a)	100,000	103,750
Enterprise Products Operating LLC
6.125%, 10/15/2039	25,000	29,596
Noble Energy, Inc.
4.150%, 12/15/2021	85,000	93,157

		594,451

Petroleum and Coal Products Manufacturing—0.30%
Marathon Oil Corp.
2.800%, 11/01/2022	135,000	131,276
Murphy Oil Corp.
3.700%, 12/01/2022	300,000	290,594

		421,870

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Pipeline Transportation—0.35%
El Paso Pipeline Partners Operating Co. LLC
6.500%, 04/01/2020	$80,000	$97,056
4.700%, 11/01/2042	150,000	144,763
Kinder Morgan Energy Partners LP
3.500%, 09/01/2023	145,000	147,214
6.500%, 09/01/2039	35,000	42,467
ONEOK Partners LP
3.375%, 10/01/2022	60,000	59,717

		491,217

Primary Metal Manufacturing—0.17%
Steel Funding Ltd.
4.450%, 02/19/2018(a)	240,000	241,860

Professional, Scientific, and Technical Services—0.28%
APX Group, Inc.
6.375%, 12/01/2019(a)	130,000	127,400
Interpublic Group of Companies, Inc.
2.250%, 11/15/2017	270,000	267,531

		394,931

Publishing Industries (except Internet)—0.30%
Microsoft Corp.
2.125%, 11/15/2022	100,000	97,522
Oracle Corp.
2.500%, 10/15/2022	220,000	216,974
UBM PLC
5.750%, 11/03/2020(a)	100,000	108,850

		423,346

Rail Transportation—0.13%
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	130,000	131,417
CSX Corp.
4.100%, 03/15/2044	50,000	47,207

		178,624

Rental and Leasing Services—0.19%
ERAC USA Finance LLC
3.300%, 10/15/2022(a)	135,000	135,961
Hertz Global Holdings, Inc.
5.875%, 10/15/2020(a)	60,000	62,700
United Rentals North America, Inc.
6.125%, 06/15/2023	65,000	68,575

		267,236

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—1.75%
Goldman Sachs Group, Inc.
3.300%, 05/03/2015	275,000	287,684
2.375%, 01/22/2018	290,000	294,123
5.750%, 01/24/2022	75,000	88,146
3.625%, 01/22/2023	500,000	505,878
Jefferies Group LLC
5.125%, 01/20/2023	275,000	288,073

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
JPMorgan Chase & Co.
3.450%, 03/01/2016	$125,000	$133,717
3.250%, 09/23/2022	185,000	187,078
Morgan Stanley
3.750%, 02/25/2023	405,000	409,947
6.375%, 07/24/2042	75,000	91,952
Prudential Financial, Inc.
4.750%, 09/17/2015	65,000	71,197
The Goldman Sachs Group, Inc.
6.750%, 10/01/2037	75,000	85,307

		2,443,102

Specialty Trade Contractors—0.40%
Bank Nederlandse Gemeenten
1.375%, 03/23/2015(a)	180,000	183,134
Nederlandse Waterschapsbank NV
1.375%, 05/16/2014(a)	365,000	369,362

		552,496

Support Activities for Mining—0.07%
Rowan Cos, Inc.
5.400%, 12/01/2042	90,000	91,150

Telecommunications—1.54%
American Tower Corp.
3.500%, 01/31/2023	770,000	760,872
AT&T, Inc.
6.550%, 02/15/2039	315,000	397,219
Deutsche Telekom International Finance BV
4.875%, 03/06/2042(a)	50,000	51,114
France Telecom SA
5.375%, 01/13/2042	30,000	32,270
Qwest Corp.
6.750%, 12/01/2021	365,000	421,967
Rogers Communications, Inc.
3.000%, 03/15/2023	90,000	89,861
4.500%, 03/15/2043	70,000	69,339
SK Telecom Co. Ltd.
2.125%, 05/01/2018(a)	200,000	202,678
Verizon Communications, Inc.
3.850%, 11/01/2042	135,000	122,077

		2,147,397

Textile Product Mills—0.08%
Mohawk Industries, Inc.
3.850%, 02/01/2023	110,000	111,186

Transportation Equipment Manufacturing—0.58%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	93,925
Delphi Corp.
5.000%, 02/15/2023	75,000	78,469
Ford Motor Co.
4.750%, 01/15/2043	155,000	147,991
Ford Motor Credit Co. LLC
3.000%, 06/12/2017	35,000	35,923
4.250%, 09/20/2022	175,000	180,783

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Harley-Davidson Financial Services
1.150%, 09/15/2015(a)	$95,000	$95,419
Lear Corp.
4.750%, 01/15/2023(a)	130,000	127,400
United Technologies Corp.
4.500%, 06/01/2042	45,000	48,587

		808,497

Utilities—0.76%
Electricite de France SA
5.250%, 01/29/2050	670,000	660,872
Exelon Generation Co. LLC
4.000%, 10/01/2020	235,000	248,149
Noble Energy, Inc.
6.000%, 03/01/2041	40,000	48,527
Public Service Electric & Gas Co.
3.650%, 09/01/2042	30,000	29,242
Virginia Electric & Power Co.
4.000%, 01/15/2043	75,000	76,539

		1,063,329

Total Corporate Bonds (Cost $28,411,058)		29,482,300

Foreign Corporate Bonds—0.69%
ArcelorMittal
6.125%, 06/01/2018	445,000	480,382
Barclays Bank PLC
6.750%, 05/22/2019	100,000	124,464
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	35,000	50,722
Swedbank Hypotek AB
0.759%, 03/28/2014(a)	200,000	200,817
WPP Finance UK
8.000%, 09/15/2014	100,000	110,178

Total Foreign Corporate Bonds (Cost $897,556)		966,563

Foreign Government Agency Issues—0.42%
Province of Manitoba Canada
9.625%, 12/01/2018	60,000	84,378
Province Of Ontario
0.950%, 05/26/2015	360,000	363,719
Province of Quebec Canada
2.625%, 02/13/2023	140,000	140,880

Total Foreign Government Agency Issues (Cost $589,610)		588,977

Mortgage Backed Securities—13.90%
Banc of America Commercial Mortgage Trust 2006-4
2006-4, 5.634%, 07/10/2046	150,000	170,022
Banc of America Commercial Mortgage Trust 2006-5
2006-5, 5.414%, 09/10/2047	300,000	338,947
Banc of America Commercial Mortgage Trust 2006-6
2006-6, 5.356%, 10/10/2045	150,000	170,374
Banc of America Commercial Mortgage Trust 2007-1
2007-1, 5.451%, 01/15/2049	200,000	229,294

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Banc of America Commercial Mortgage Trust 2007-3
2007-3, 5.633%, 06/10/2049	$50,000	$57,684
BB-UBS Trust 2012-SHOW
2012-SHOW, 3.882%, 11/07/2036(a)	150,000	159,068
BCAP LLC Trust
2010-RR7, 5.000%, 04/28/2020(a)	16,839	17,263
Bear Stearns Commerical Mortgage Securities
A-4, 5.331%, 02/11/2044	70,000	78,590
COBALT CMBS Commercial Mortgage Trust 2007-C3
2007-C3, 6.015%, 05/15/2046	260,000	303,973
COMM 2012-CCRE2 Mortgage Trust
2012-CCRE2, 1.968%, 08/17/2045	744,924	95,901
COMM 2013-CCRE6 Mortgage Trust
2013-CCRE6, 0.776%, 03/10/2046	1,500,000	81,094
COMM 2013-LC6 Mortgage Trust
2013-LC6, 0.362%, 01/12/2046(a)	2,000,000	73,723
2013-LC6, 1.821%, 01/12/2046	999,018	111,944
Commercial Mortgage Pass-Through Certificates Series 2006-C4
2006-C4, 5.467%, 09/15/2039	200,000	226,146
Commercial Mortgage Pass-Through Certificates Series 2007-C2
2007-C2, 5.542%, 01/15/2049	160,000	183,765
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	213,356
Deutsche Bank Commercial Mortgage Trust
TRUST, 5.322%, 12/11/2049	225,000	256,412
Extended Stay America Trust 2013-ESH
295.75%, 2.958%, 12/05/2031(a)	150,000	153,159
B-7, 3.604%, 12/05/2031(a)	150,000	153,179
Fannie Mae Pool
Pool #897512, 5.000%, 12/01/2021	171,289	185,688
4.000%, 03/01/2025	561,534	601,192
3.500%, 11/01/2025	43,957	47,028
3.500%, 02/01/2026	234,138	251,881
2.500%, 08/01/2027	29,203	30,414
2.500%, 08/01/2027	45,765	47,631
2.500%, 09/01/2027	4,866	5,065
2.500%, 09/01/2027	9,758	10,156
2.500%, 09/01/2027	129,920	135,137
2.500%, 09/01/2027	38,977	40,566
2.500%, 10/01/2027	1,436,212	1,497,027
2.500%, 10/01/2027	122,457	127,681
2.500%, 10/01/2027	733,453	764,510
5.000%, 03/01/2030	82,280	89,169
5.000%, 06/01/2033	55,911	60,898
5.000%, 11/01/2033	42,498	46,289
Pool #888283, 5.000%, 08/01/2034	225,123	245,679
5.000%, 11/01/2034	37,443	40,689
Pool #990906, 5.500%, 10/01/2035	394,649	435,030
5.500%, 10/01/2035	94,056	103,093
6.000%, 05/01/2036	215,143	236,350
6.000%, 09/01/2036	20,841	22,895
6.218%, 09/01/2036	99,710	108,781
6.000%, 03/01/2037	109,432	120,219
Pool #952572, 5.500%, 09/01/2037	16,042	17,486

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
5.500%, 12/01/2037	$27,163	$29,607
5.000%, 02/01/2038	106,562	115,534
6.000%, 05/01/2038	52,843	58,051
6.000%, 05/01/2038	197,475	216,978
4.500%, 08/01/2040	26,353	28,454
4.500%, 09/01/2040	3,048	3,291
4.500%, 10/01/2040	167,247	183,611
5.000%, 04/01/2041	79,234	85,806
4.500%, 07/01/2041	119,325	128,986
4.500%, 09/01/2041	215,691	233,156
4.000%, 10/01/2041	120,922	125,165
4.500%, 10/01/2041	23,094	24,964
4.500%, 10/01/2041	133,856	146,100
4.500%, 11/01/2041	64,053	69,240
3.411%, 01/01/2042	221,685	234,303
4.000%, 03/01/2042	72,616	77,751
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026	175,181	14,778
2008-2, 5.000%, 07/25/2037	50,709	55,509
2011-24, 8.497%, 04/25/2041	243	245
2012-35, 4.000%, 04/25/2042	73,317	73,648
2012-128, 5.697%, 11/25/2042	244,743	241,085
2012-137, 5.158%, 12/25/2042	93,308	95,445
2012-150, 5.697%, 01/25/2043	190,000	187,468
Freddie Mac Gold Pool
3.500%, 09/01/2026	113,290	120,658
3.500%, 09/01/2026	136,518	145,397
5.500%, 12/01/2027	24,447	26,601
5.000%, 02/01/2035	16,567	17,907
5.500%, 05/01/2035	133,930	146,169
5.000%, 08/01/2035	12,962	13,995
5.500%, 09/01/2037	6,346	6,892
Pool #A7-2203, 5.500%, 02/01/2038	87,647	95,136
5.500%, 09/01/2038	140,280	152,267
4.500%, 04/01/2041	98,486	105,913
4.500%, 05/01/2041	51,073	54,924
5.000%, 05/01/2041	66,061	71,778
4.500%, 07/01/2041	192,088	206,573
4.500%, 07/01/2041	162,330	174,571
Freddie Mac REMICS
375200.00%, 2.124%, 06/15/2015	447,290	12,432
376200.00%, 5.911%, 05/15/2025	153,715	17,548
379200.00%, 6.360%, 11/15/2040	1,326,527	202,829
FREMF Mortgage Trust
2012-KF01, 2.809%, 10/25/2044(a)	320,000	338,438
2012-K706, 4.023%, 11/25/2044(a)	190,000	203,663
2012-K18, 4.265%, 01/25/2045(a)	45,000	48,130
2012-K21, 3.938%, 07/25/2045(a)	190,000	197,716
2012-K711, 3.562%, 08/25/2045(a)	90,000	93,477
2012-K11, 3.687%, 08/25/2045(a)	140,000	130,350
2012-K11, 3.687%, 08/25/2045(a)	95,000	97,141
Ginnie Mae II Pool
2003-AR1, 4.536%, 10/19/2033	124,951	129,704

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Government National Mortgage Association
2010-41, 4.500%, 06/20/2033	$124,883	$5,125
2012-65, 3.500%, 03/20/2036	147,483	158,281
2012-07, 3.500%, 04/20/2036	103,178	109,990
2011-35, 4.500%, 12/16/2037	300,398	17,800
2010-84, 4.500%, 11/20/2038	215,000	244,469
2009-44, 1.289%, 06/16/2039	66,885	68,415
2011-71, 4.500%, 06/20/2039	521,328	54,301
2012-53, 1.085%, 03/16/2047	2,446,509	191,711
2012-70, 0.961%, 08/16/2052	860,462	60,843
2012-135, 1.039%, 01/16/2053	2,081,637	184,691
2012-139, 0.873%, 02/16/2053	2,329,951	191,445
2012-107, 0.699%, 12/16/2053	1,866,164	132,436
2013-17, 0.989%, 06/16/2054	375,000	28,316
2012-132, 1.189%, 06/16/2054	259,153	22,041
Greenwich Capital Commercial Funding Corp.
2007-GG9, 5.444%, 03/10/2039	225,000	257,562
GS Mortgage Securities Corp. II
2006-GG8, 5.560%, 11/14/2039	35,000	39,971
2007-GG10, 5.805%, 08/10/2045	300,000	344,385
GS Mortgage Securities Trust 2012-GC6
2012-GC6, 2.196%, 01/10/2045(a)	739,983	102,609
Impac CMB Trust Series 2004-10
2004-10, 0.583%, 03/25/2035	24,641	24,419
Impac Secured Assets Trust 2006-2
2006-2, 0.589%, 08/25/2036	112,835	109,824
JP Morgan Chase Commercial Mortgage Securities Corp.
A-4, 5.429%, 12/12/2043	250,000	281,588
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	257,111
2007-LDP10, 5.420%, 01/15/2049	150,000	172,064
Series 2007-LDP12, 5.882%, 02/15/2051	235,000	275,536
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
2007-LDP11, 5.820%, 06/15/2049	250,000	288,717
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	175,000	199,296
2007-7, 5.741%, 06/12/2050	125,000	143,928
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 6.163%, 08/12/2049	100,000	116,651
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
2013-C7, 1.771%, 02/16/2046	1,733,057	199,244
Morgan Stanley Capital I Trust 2003-Top11
A-4, 5.150%, 06/13/2041	219,143	220,881
Morgan Stanley Capital I Trust 2007-IQ14
A-2, 5.610%, 04/15/2049	30,061	31,023
Morgan Stanley Capital I Trust 2013-WLSR
A, 2.695%, 01/11/2032	130,000	134,512
Opteum Mortgage Acceptance Corp.
2005-3, 0.492%, 07/25/2035	100,603	98,055
Sequoia Mortgage Trust 2012-1
2012-1, 2.865%, 01/25/2042	132,589	136,653
UBS-Barclays Commercial Mortgage Trust 2013-C5
X-A, 1.175%, 03/12/2046(a)	1,250,000	105,022
Wachovia Bank Commercial Mortgage Trust
2007-C31, 5.509%, 04/15/2047	200,000	227,860
Series 2007-C32, 5.933%, 06/15/2049	250,000	288,623

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust
2004-1, 5.500%, 02/25/2034	$5,891	$5,887
2006-16, 5.000%, 11/25/2036	46,477	48,034
WF-RBS Commercial Mortgage Trust
2012-C9, 2.283%, 11/17/2045(a)	696,269	100,233
WFRBS Commercial Mortgage Trust 2013-C11
2013-C11, 1.526%, 03/17/2045(a)	1,600,000	155,063

Total Mortgage Backed Securities (Cost $18,854,766)		19,418,447

Municipal Bonds—0.57%
American Municipal Power
8.084%, 02/15/2050	90,000	134,687
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	235,000	282,992
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	195,271
State of California
7.550%, 04/01/2039	25,000	36,381
State of Illinois
7.350%, 07/01/2035	20,000	24,232
University of North Carolina at Chapel Hill
3.596%, 12/01/2033	120,000	122,198

Total Municipal Bonds (Cost $775,009)		795,761

US Government Agency Issue—19.67%
Fannie Mae
2.500%, 03/15/2028	3,000,000	3,116,719
3.500%, 03/15/2041	3,710,000	3,923,905
4.000%, 03/15/2041	3,190,000	3,400,341
3.500%, 04/15/2041	265,000	279,658
3.000%, 03/15/2043	905,000	937,241
3.000%, 04/15/2043	4,750,000	4,906,601
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	119,532
Federal Home Loan Banks
5.500%, 07/15/2036	70,000	94,549
Federal Home Loan Mortgage Corp.
1.140%, 10/15/2018	1,465,000	1,457,474
Federal National Mortgage Association
1.500%, 10/23/2019	85,000	85,007
1.550%, 10/29/2019	280,000	280,201
1.600%, 12/24/2020	210,000	207,858
2.630%, 10/10/2024	1,785,000	1,789,861
Freddie Mac
4.000%, 03/15/2041	1,870,000	1,986,583
3.500%, 03/15/2042	1,920,000	2,021,700
Freddie Mac Gold Pool
Pool #G1-3122, 5.000%, 04/01/2023	6,763	7,229
5.500%, 10/01/2037	8,824	9,584
Pool #G03812, 5.500%, 02/01/2038	11,215	12,180
Pool #G0-4449, 5.500%, 07/01/2038	73,769	80,073
Pool #G0-4471, 5.500%, 07/01/2038	31,625	34,327
Pool #A8-2657, 5.500%, 10/01/2038	65,404	70,993
Pool #A8-2134, 6.000%, 10/01/2038	26,304	28,790

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Freddie Mac Non Gold Pool
Pool #1H-2617, 5.778%, 05/01/2036	$157,919	$168,543
Pool #1J-1346, 5.548%, 11/01/2036	58,127	62,005
Pool #1G-1509, 5.314%, 02/01/2037	82,855	88,250
Ginnie Mae
3.000%, 04/15/2043	1,655,000	1,730,251
Ginnie Mae II Pool
5.000%, 05/20/2030	54,734	60,518
5.500%, 02/20/2034	90,056	100,138
4.000%, 05/20/2041	44,282	47,589
3.000%, 07/20/2041	77,739	82,602
4.000%, 07/20/2041	177,336	190,369
4.500%, 07/20/2041	46,786	51,206
4.000%, 03/20/2042	40,696	43,930

Total US Government Agency Issue (Cost $27,364,020)		27,475,807

US Treasury Obligations—17.34%
U.S. Treasury Notes/Bonds
2.000%, 11/30/2013	700,000	709,679
0.125%, 12/31/2013	6,600,000	6,598,455
1.000%, 01/15/2014	2,000,000	2,014,766
0.250%, 01/31/2014	5,000,000	5,004,495
0.250%, 02/28/2014	150,000	150,135
2.375%, 10/31/2014	115,000	119,124
0.250%, 11/30/2014	650,000	650,381
0.250%, 09/15/2015	160,000	159,812
0.250%, 10/15/2015	285,000	284,599
0.375%, 11/15/2015	300,000	300,516
0.375%, 01/15/2016	155,000	155,182
0.750%, 10/31/2017	150,000	150,387
0.625%, 11/30/2017	245,000	244,062
0.750%, 12/31/2017	240,000	240,262
0.875%, 01/31/2018	690,000	694,205
3.625%, 08/15/2019	870,000	1,007,909
6.875%, 08/15/2025	30,000	45,483
5.500%, 08/15/2028	500,000	692,422
United States Treasury Inflation Indexed Bonds
1.625%, 01/15/2015	1,148,330	1,228,534
0.125%, 04/15/2017	1,895,400	2,045,552
1.125%, 01/15/2021	178,430	210,241
2.375%, 01/15/2025	121,806	163,639
2.000%, 01/15/2026	937,016	1,218,780
3.875%, 04/15/2029	76,816	125,385

Total US Treasury Obligations (Cost $24,151,395)		24,214,005

	Shares
Exchange-Traded Funds—16.42%
iShares Barclays Intermediate Credit Bond Fund(b)	58,183	6,465,877
iShares Core Total US Bond Market ETF(b)	35,171	3,898,002
iShares iBoxx Investment Grade Corporate Bond Fund(b)	67,511	8,123,598
SPDR Barclays Capital High Yield Bond ETF(b)	96,327	3,937,848
WisdomTree Emerging Markets Local Debt Fund(b)	9,537	505,175

Total Exchange-Traded Funds (Cost $22,356,029)		22,930,500

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2013 (Continued)

	Principal Amount	Value
Short-Term Investments—20.97%
U.S. Treasury Bills—12.53%
0.00% Coupon, 0.075% Effective Yield, 05/16/2013	$11,000,000	$10,997,734
0.00% Coupon, 0.174% Effective Yield, 08/22/2013	1,500,000	1,499,130
0.00% Coupon, 0.061% Effective Yield, 05/02/2013	5,000,000	4,999,205

		17,496,069

Money Market Funds—8.44%
AIM STITT—Treasury Portfolio	3,677,911	3,677,911
Fidelity Institutional Government Portfolio	5,825,850	5,825,851
First American Government Obligations Fund	1,265,000	1,265,000
First American Treasury Obligations Fund	1,019,101	1,019,101

		11,787,863

Total Short-Term Investments (Cost $29,284,369)		29,283,932

Total Investments (Cost $157,088,034)—114.46%		159,868,407
Liabilities in Excess of Other Assets—(14.46)%		(20,201,144)

Total Net Assets—100.00%		$139,667,263

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid, using procedures established by the Board of Trustees.
(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Futures Contracts

February 28, 2013 (Unaudited)

Description	Number of Contracts Sold/Purchased	Settlement Month	Unrealized Appreciation (Depreciation)
Euro Bond Future	3	Mar. 2013	$(4)
U.S. 5 Year Note Future	35	Jun. 2013	(875)

Total Futures Contracts Sold			$(879)

Canadian 10 Year Bond Future	5	Jun. 2013	$5,657
Long Gilt Future	3	Jun. 2013	9,189
U.S. 10 Year Note Future	31	Jun. 2013	(2,300)
U.S. 2 Year Note Future	67	Jun. 2013	(110)
U.S. Long Bond Future	15	Jun. 2013	(5,063)
U.S. Ultra Long Term Bond Future	9	Jun. 2013	(4,937)

Total Futures Contracts Purchased			$2,436

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Open Forward Currency Contracts

February 28, 2013

Forward Expiration date	Currency to be received	U.S. $ Value at February 28, 2013	Currency to be delivered	U.S. $ Value at February 28, 2013	Unrealized Appreciation Depreciation
3/4/2013	Brazil Real	$130,411	U.S. Dollar	$121,813	$8,598
3/20/2013	Colombian Peso	142,822	U.S. Dollar	145,000	(2,178)
3/20/2013	Mexican Peso	144,022	U.S. Dollar	145,000	(978)
3/20/2013	New Turkish Lira	142,569	U.S. Dollar	145,000	(2,431)
3/4/2013	Nuevo Sol	144,617	U.S. Dollar	145,000	(383)
3/20/2013	Russian Ruble	142,672	U.S. Dollar	145,000	(2,328)
3/20/2013	U.S. Dollar	120,141	Brazil Real	130,411	(10,270)
3/20/2013	U.S. Dollar	141,744	New Turkish Lira	142,569	(825)

					$(10,795)

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited)

	Shares	Value
Common Stocks—74.63%
Accommodation—0.37%
Marriott International, Inc.	11,100	$437,895
Wyndham Worldwide Corp.	1,950	117,468

		555,363

Administration of Human Resource Programs—0.07%
WageWorks, Inc.(a)	4,180	98,690

Administrative and Support Services—0.88%
Cross Country Healthcare, Inc.(a)	15,390	87,723
Dun & Bradstreet Corp.	2,200	177,320
Experian PLC—ADR	30,150	501,696
Kforce, Inc.	14,085	204,796
Liquidity Services, Inc.(a)	3,325	113,216
Proofpoint, Inc.(a)	5,985	83,670
WNS Holdings Ltd—ADR(a)	10,700	150,442

		1,318,863

Air Transportation—0.19%
Bristow Group, Inc.	1,800	104,868
XPO Logistics, Inc.(a)	10,130	176,465

		281,333

Ambulatory Health Care Services—0.16%
Air Methods Corp.	5,465	244,777

Amusement, Gambling, and Recreation Industries—0.38%
Las Vegas Sands Corp.	5,580	287,314
Walt Disney Co.	5,050	275,680

		562,994

Apparel Manufacturing—0.42%
Carter’s, Inc.(a)	3,900	219,999
G-III Apparel Group Ltd.(a)	5,555	202,758
Jones Group, Inc.	4,955	57,181
Perry Ellis International, Inc.(a)	8,805	142,817

		622,755

Beverage and Tobacco Product Manufacturing—2.00%
Coca-Cola Co.	7,000	271,040
Coca-Cola Enterprises, Inc.	10,970	392,507
PepsiCo, Inc.	12,933	979,932
Pernod-Ricard SA—ADR	18,405	481,291
Philip Morris International, Inc.	9,494	871,075

		2,995,845

Broadcasting (except Internet)—1.47%
CBS Corp.	6,598	286,287
Comcast Corp.	13,766	547,749
DIRECTV(a)	3,713	178,855
Jupiter Telecommunications Co. Ltd.—ADR(a)	49,070	655,085
Liberty Interactive Corp.(a)	19,310	403,193
Sirius XM Radio, Inc.	41,450	128,495

		2,199,664

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited) (Continued)

	Shares	Value
Building Material and Garden Equipment and Supplies Dealers—0.62%
Home Depot, Inc.	4,600	$315,100
Lowe’s Cos., Inc.	11,572	441,472
Titan Machinery, Inc.(a)	6,095	172,184

		928,756

Chemical Manufacturing—8.56%
Abbott Laboratories	7,600	256,804
Abbvie, Inc.	7,400	273,208
Acorda Therapeutics, Inc.(a)	6,130	182,368
Agrium, Inc.(b)	2,105	217,762
Alkermes PLC(a)(b)	12,785	277,562
Allergan, Inc.	2,950	319,839
Arkema SA—ADR	4,955	505,161
Bristol-Myers Squibb Co.	13,121	485,083
CF Industries Holdings, Inc.	1,300	261,079
Chemtura Corp.(a)	8,530	171,624
CSL Ltd.—ADR	15,950	489,027
El du Pont de Nemours & Co.	8,035	384,877
Eli Lilly & Co.	7,015	383,440
Forest Laboratories, Inc.(a)	9,833	361,854
Fresenius Medical Care AG & Co., KGaA—ADR	4,465	152,792
Incyte Corp. Ltd.(a)	6,580	146,076
Innophos Holdings, Inc.	3,085	150,641
InterMune, Inc.(a)	10,980	97,393
L’Oreal SA—ADR	17,440	521,457
Merck & Co., Inc.	15,422	658,982
Monsanto Co.	5,300	535,459
Novartis AG—ADR	7,345	497,991
Novo Nordisk A/S—ADR	2,260	395,500
Pfizer, Inc.	30,320	829,858
Prestige Brands Holdings, Inc.(a)	7,405	176,165
Procter & Gamble Co.	5,711	435,064
Quidel Corp.(a)	10,645	251,967
Roche Holding AG—ADR	17,620	1,010,859
Sanofi—ADR	17,048	804,836
SHFL Entertainment, Inc.(a)	15,200	241,072
Sociedad Quimica y Minera de Chile SA—ADR	5,640	312,569
Spectrum Pharmaceuticals, Inc.	15,720	179,208
Stepan Co.	1,360	83,286
United Therapeutics Corp.(a)	3,720	222,493
Warner Chilcott PLC(b)	24,150	326,267
West Pharmaceutical Services, Inc.	3,665	221,439

		12,821,062

Clothing and Clothing Accessories Stores—1.09%
American Eagle Outfitters, Inc.	5,450	112,706
Dillard’s, Inc.	2,180	173,702
Express, Inc.(a)	8,530	157,805
Gap, Inc.	4,000	131,680
Hanesbrands, Inc.(a)	7,800	309,192
Jos A Bank Clothiers, Inc.(a)	4,825	200,238
TJX Cos., Inc.	12,150	546,385

		1,631,708

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited) (Continued)

	Shares	Value
Computer and Electronic Product Manufacturing—7.06%
Agilent Technologies, Inc.	9,900	$410,652
Amkor Technology, Inc.(a)	24,275	98,314
Apple, Inc.	4,040	1,783,255
Applied Micro Circuits Corp.(a)	22,195	176,450
Cepheid, Inc.(a)	2,435	88,707
Cirrus Logic, Inc.(a)	5,780	138,951
Cisco Systems, Inc.	36,282	756,479
Danaher Corp.	7,200	443,519
EMC Corp.(a)	15,350	353,204
FARO Technologies, Inc.(a)	5,980	253,253
Harris Corp.	3,950	189,877
Intel Corp.	5,550	115,718
International Business Machines Corp.	6,505	1,306,399
LSI Corp.(a)	27,060	188,338
Materion Corp.	5,810	160,705
Mettler-Toledo International, Inc.(a)	1,250	266,000
Motorola Solutions, Inc.	7,830	487,104
NETGEAR, Inc.(a)	4,265	145,223
Northrop Grumman Corp.	10,089	662,645
Plantronics, Inc.	4,090	165,072
QUALCOMM, Inc.	1,740	114,196
ResMed, Inc.	5,260	234,017
Rofin-Sinar Technologies, Inc.(a)	6,050	160,749
Seagate Technology PLC(b)	5,750	184,920
Semtech Corp.(a)	8,925	272,837
St. Jude Medical, Inc.	5,890	241,490
Telefonaktiebolaget LM Ericsson—ADR(a)	44,840	547,496
Texas Instruments, Inc.	11,524	396,079
Thoratec Corp.(a)	2,000	70,420
Xilinx, Inc.	4,550	169,579

		10,581,648

Couriers and Messengers—0.41%
FedEx Corp.	1,600	168,688
United Parcel Service, Inc.	5,345	441,764

		610,452

Credit Intermediation and Related Activities—7.39%
American Express Co.	4,150	257,923
Ameriprise Financial, Inc.	6,806	467,096
Bank of America Corp.	28,441	319,392
Bank of Nova Scotia(b)	5,335	317,112
BBCN Bancorp, Inc.	10,720	132,714
Capital Bank Financial Corp.(a)	7,820	144,670
Cielo SA—ADR	8,240	252,968
Citigroup, Inc.	11,076	464,860
Credit Suisse Group AG—ADR	7,365	197,087
Discover Financial Services	19,780	762,122
Fifth Third Bancorp	25,875	409,860
Flushing Financial Corp.	10,565	166,927
Home Bancshares, Inc.	4,095	138,616
Independent Bank Corp.	5,475	173,503
Industrial & Commercial Bank of China Ltd.—ADR	31,665	454,393
JPMorgan Chase & Co.	16,880	825,769

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited) (Continued)

	Shares	Value
Nordea Bank AB—ADR	46,460	$545,440
PNC Financial Services Group, Inc.	6,979	435,420
Prosperity Bancshares, Inc.	4,585	211,552
Regions Financial Corp.	36,300	277,695
Sberbank of Russia—ADR	35,630	491,338
Shinhan Financial Group Co. Ltd.—ADR	8,565	332,836
State Street Corp.	11,347	642,126
Susquehanna Bancshares, Inc.	17,090	198,757
Texas Capital Bancshares, Inc.(a)	2,435	102,903
Trustmark Corp.	6,570	150,453
United Overseas Bank Ltd.—ADR	12,115	373,627
US Bancorp	8,669	294,573
Visa, Inc.	3,540	561,585
Webster Financial Corp.	8,700	191,574
Wells Fargo & Co.	18,594	652,277
Western Alliance Bancorp(a)	8,240	109,592

		11,056,760

Data Processing, Hosting and Related Services—0.70%
AOL, Inc.	6,448	237,931
ExlService Holdings, Inc.(a)	3,560	107,761
Fiserv, Inc.(a)	4,035	331,314
InterXion Holding NV(a)(b)	6,485	160,374
Total System Services, Inc.	7,650	181,764
Trulia, Inc.(a)	1,075	25,628

		1,044,772

Educational Services—0.04%
Greenway Medical Technologies(a)	3,935	62,370

Electrical Equipment, Appliance, and Component Manufacturing—0.40%
Schneider Electric SA—ADR	39,245	603,981

Fabricated Metal Product Manufacturing—0.52%
Ball Corp.	2,750	122,128
Chart Industries, Inc.(a)	3,095	224,573
Lincoln Electric Holdings, Inc.	4,950	277,448
Stanley Black & Decker, Inc.	1,957	154,016

		778,165

Food and Beverage Stores—0.82%
Casey’s General Stores, Inc.	4,465	252,674
Koninklijke Ahold NV—ADR	40,640	585,623
Kroger Co.	13,210	385,864

		1,224,161

Food Manufacturing—2.02%
Givaudan SA—ADR	28,785	687,098
Hormel Foods Corp.	2,650	99,137
Ingredion, Inc.	1,950	129,090
J&J Snack Foods Corp.	2,390	165,436
Nestle SA—ADR	7,140	499,586
SABMiller PLC—ADR	9,605	480,538
Unilever NV—ADR	24,843	966,890

		3,027,775

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited) (Continued)

	Shares	Value
Food Services and Drinking Places—1.35%
AFC Enterprises, Inc.(a)	7,645	$229,350
Buffalo Wild Wings, Inc.(a)	2,055	161,708
CEC Entertainment, Inc.	3,855	116,614
Cheesecake Factory, Inc.	4,260	147,566
Jack in the Box, Inc.(a)	7,540	238,716
McDonald’s Corp.	1,365	130,904
Panera Bread Co.(a)	2,050	329,948
Sodexo—ADR	7,195	670,574

		2,025,380

Forestry and Logging—0.27%
Weyerhaeuser Co.	13,889	408,475

Funds, Trusts, and Other Financial Vehicles—0.12%
WellCare Health Plans, Inc.(a)	3,220	184,152

Furniture and Home Furnishings Stores—0.08%
Bed Bath & Beyond, Inc.(a)	2,100	119,175

Gasoline Stations—0.17%
Susser Holdings Corp.(a)	5,775	255,717

General Merchandise Stores—1.33%
Costco Wholesale Corp.	1,865	188,906
O’Reilly Automotive, Inc.(a)	4,450	452,743
Target Corp.	10,862	683,871
Tesco PLC—ADR	11,035	186,381
Wal-Mart Stores, Inc.	6,859	485,480

		1,997,381

Health and Personal Care Stores—0.54%
CVS Caremark Corp.	15,880	811,786

Heavy and Civil Engineering Construction—0.17%
Granite Construction, Inc.	2,160	67,154
MYR Group, Inc.(a)	8,310	192,876

		260,030

Hospitals—0.18%
HCA Holdings, Inc.	7,260	269,274

Insurance Carriers and Related Activities—2.22%
American International Group, Inc.(a)	7,816	297,086
AMERISAFE, Inc.(a)	3,765	122,814
MetLife, Inc.	12,257	434,388
Primerica, Inc.	5,700	179,379
ProAssurance Corp.	2,920	136,919
RenaissanceRe Holdings Ltd.(b)	1,050	91,812
Travelers Companies, Inc.	4,748	381,834
UnitedHealth Group, Inc.	8,309	444,116
Unum Group	16,573	405,541
Validus Holdings Ltd.(b)	5,050	179,932
Willis Group Holdings PLC(b)	16,985	646,789

		3,320,610

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited) (Continued)

	Shares	Value
Leather and Allied Product Manufacturing—0.39%
Iconix Brand Group, Inc.(a)	11,820	$279,188
Steven Madden Ltd.(a)	6,795	299,592

		578,780

Lessors of Nonfinancial Intangible Assets (except Copyrighted Works)—0.05%
RPX Corp.(a)	6,415	76,018

Machinery Manufacturing—2.40%
Applied Materials, Inc.	17,131	234,694
Barnes Group, Inc.	7,355	195,717
Canon, Inc.—ADR	7,815	284,232
Columbus McKinnon Corp.(a)	8,360	164,023
Dover Corp.	5,502	403,572
ESCO Technologies, Inc.	4,105	166,499
Esterline Technologies Corp.(a)	3,995	275,375
FANUC Corporation—ADR(a)	17,660	456,511
General Electric Co.	23,497	545,600
Kadant, Inc.(a)	6,625	162,644
Lufkin Industries, Inc.	2,875	186,243
Pall Corp.	4,450	303,401
Volksbank Stemweder Berg	8,355	201,021

		3,579,532

Management of Companies and Enterprises—1.06%
American Equity Invesment Life Holding Co.	17,070	236,932
Bunzl PLC—ADR	6,645	640,246
Cardinal Financial Corp.	12,505	199,205
City Holding Co.	5,165	195,857
Dime Community Bancshares, Inc.	9,830	139,684
Park National Corp.	2,680	176,826

		1,588,750

Merchant Wholesalers, Durable Goods—0.92%
Anixter International, Inc.	2,910	200,557
Applied Industrial Technologies, Inc.	6,235	270,662
Covidien PLC(b)	6,164	391,845
Safran SA—ADR	5,760	263,923
United Stationers, Inc.	6,850	247,970

		1,374,957

Merchant Wholesalers, Nondurable Goods—0.30%
Acuity Brands, Inc.	2,960	201,665
AmerisourceBergen Corp.	1,540	72,688
Herbalife Ltd.(b)	2,200	88,638
Nu Skin Enterprises, Inc.	2,150	88,580

		451,571

Mining (except Oil and Gas)—1.37%
BHP Billiton PLC—ADR	5,940	375,349
Coeur d’Alene Mines Corp.(a)	6,195	117,767
CONSOL Energy, Inc.	4,598	147,826
New Gold, Inc.(a)(b)	46,520	409,841
Rio Tinto PLC—ADR	5,205	279,196

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited) (Continued)

	Shares	Value
Silver Wheaton Corp.(b)	14,270	$451,360
Vulcan Materials Co.	5,181	263,868

		2,045,207

Miscellaneous Manufacturing—0.80%
Align Technology, Inc.(a)	7,595	238,787
Baxter International, Inc.	4,260	287,975
CONMED Corp.	6,160	191,638
CryoLife, Inc.	14,890	91,276
Haemonetics Corp.(a)	5,440	224,400
Merit Medical Systems, Inc.(a)	13,180	157,106

		1,191,182

Motion Picture and Sound Recording Industries—0.32%
Cinemark Holdings, Inc.	4,615	128,297
Corus Entertainment, Inc.(b)	14,285	351,782

		480,079

Nonstore Retailers—0.20%
eBay, Inc.(a)	5,390	294,725

Oil and Gas Extraction—3.23%
Akzo Nobel NV—ADR	23,515	498,048
BASF SE—ADR	3,990	375,898
BG Group PLC—ADR	16,885	298,358
Bonanza Creek Energy, Inc.(a)	5,975	202,134
Cairn Energy PLC—ADR	22,990	193,116
Carrizo Oil & Gas, Inc.(a)	6,850	160,907
Cenovus Energy, Inc.(b)	8,135	262,842
CNOOC Ltd.—ADR	1,380	269,045
Diamondback Energy, Inc.(a)	2,315	52,574
Ecopetrol SA—ADR	5,700	328,035
EOG Resources, Inc.	2,690	338,160
Hess Corp.	7,889	524,618
Kodiak Oil & Gas Corp.(a)(b)	11,485	102,217
Noble Energy, Inc.	4,604	510,260
Rosetta Resources, Inc.(a)	4,270	207,864
SM Energy Co.	3,961	229,263
Tullow Oil PLC—ADR	31,080	287,179

		4,840,518

Other Information Services—1.04%
Baidu, Inc.—ADR(a)	1,950	176,982
Brightcove, Inc.(a)	12,695	79,979
ExactTarget, Inc.(a)	6,330	141,159
Google, Inc.(a)	1,454	1,164,944

		1,563,064

Paper Manufacturing—0.78%
Boise, Inc.	19,455	167,119
Buckeye Technologies, Inc.	5,810	161,111
Kimberly-Clark Corp.	1,650	155,562
Neenah Paper, Inc.	3,545	103,514
Sealed Air Corp.	12,426	275,981
Svenska Cellulosa AB—ADR	12,515	307,744

		1,171,031

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited) (Continued)

	Shares	Value
Personal and Laundry Services—0.14%
Shutterfly, Inc.(a)	4,720	$204,282

Petroleum and Coal Products Manufacturing—1.87%
Chevron Corp.	6,763	792,285
ConocoPhillips	1,825	105,759
Exxon Mobil Corp.	12,941	1,158,866
HollyFrontier Corp.	4,810	270,322
Marathon Petroleum Corp.	5,650	468,272

		2,795,504

Pipeline Transportation—0.05%
Williams Cos., Inc.	2,350	81,569

Plastics and Rubber Products Manufacturing—0.14%
Cooper Tire & Rubber Co.	8,405	212,478

Primary Metal Manufacturing—0.12%
Kaiser Aluminum Corp.	2,915	178,515

Professional, Scientific, and Technical Services—3.66%
Accenture PLC(b)	4,465	332,017
Celgene Corp.(a)	6,300	650,034
Cognizant Technology Solutions Corp.(a)	4,275	328,192
comScore, Inc.(a)	5,775	92,054
FTI Consulting, Inc.(a)	4,525	157,199
Icon PLC(a)(b)	6,605	205,812
Jardine Matheson Holdings Ltd.—ADR	5,080	322,580
KEYW Holding Corp.(a)	14,815	214,818
Mastercard, Inc.	1,005	520,409
Moody’s Corp.	5,235	251,594
National CineMedia, Inc.	9,110	138,928
Omnicom Group, Inc.	6,872	395,346
SGS SA—ADR	32,015	816,061
Synaptics, Inc.(a)	5,740	199,522
Syntel, Inc.	2,115	127,238
TeleTech Holdings, Inc.(a)	9,905	185,323
Tetra Tech, Inc.(a)	5,860	169,120
ValueClick, Inc.(a)	9,305	248,164
Vocus, Inc.(a)	8,750	122,850

		5,477,261

Publishing Industries (except Internet)—3.75%
Brocade Communications Systems, Inc.(a)	27,200	152,592
CA, Inc.	11,830	289,717
Check Point Software Technologies Ltd.(a)(b)	10,720	562,907
EPAM Systems, Inc.(a)	4,685	98,291
Informa PLC—ADR	29,690	451,288
Intuit, Inc.	7,300	470,704
LogMein, Inc.(a)	4,400	78,584
Microsoft Corp.	52,342	1,455,108
Oracle Corp.	32,942	1,128,593
Reed Elsevier PLC—ADR	7,700	331,408
SAP AG—ADR	5,700	445,740
SS&C Technologies Holdings, Inc.(a)	5,870	148,570

		5,613,502

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited) (Continued)

	Shares	Value
Rail Transportation—0.81%
Genesee & Wyoming, Inc.(a)	2,250	$201,420
Norfolk Southern Corp.	6,897	503,825
Union Pacific Corp.	3,660	501,823

		1,207,068

Real Estate—0.13%
Walter Investment Management Corp.(a)	4,340	199,293

Rental and Leasing Services—0.41%
Brambles Ltd.—ADR	18,960	342,037
Hertz Global Holdings, Inc.(a)	6,850	136,658
McGrath RentCorp.	4,200	123,858

		602,553

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—0.90%
Deutsche Boerse AG—ADR	56,510	349,232
Evercore Partners, Inc.	3,835	156,085
ICAP PLC—ADR	34,325	349,428
Legg Mason, Inc.	9,245	263,483
SEI Investments Co.	3,500	98,945
Stifel Financial Corp.(a)	3,595	124,171

		1,341,344

Sporting Goods, Hobby, Musical Instrument, and Book Stores—0.08%
Dick’s Sporting Goods, Inc.	2,350	117,500

Support Activities for Mining—1.29%
C&J Energy Services, Inc.(a)	6,045	146,289
Key Energy Services, Inc.(a)	17,335	148,734
Petrofac Ltd.—ADR	33,685	369,524
Pioneer Energy Services Corp.(a)	18,765	163,818
Schlumberger Ltd.(b)	5,492	427,553
Subsea 7 SA—ADR	16,630	394,963
Transocean Ltd.(b)	5,378	281,269

		1,932,150

Telecommunications—2.33%
AT&T, Inc.	21,481	771,382
Atlantic Tele-Network, Inc.	2,740	128,780
China Mobile Ltd.—ADR	7,015	384,422
j2 Global, Inc.	6,940	247,619
NTELOS Holdings Corp.	3,447	43,019
RigNet, Inc.(a)	6,985	137,046
Softbank Corp.—ADR(a)	21,875	404,687
Verizon Communications, Inc.	5,900	274,527
Viacom, Inc.	12,708	742,910
Vodafone Group PLC—ADR	13,742	345,474

		3,479,866

Transportation Equipment Manufacturing—1.73%
Autoliv, Inc.	3,780	246,380
Boeing Co.	1,800	138,420
Eaton Corp PLC(b)	6,564	406,772
General Motors Co.(a)	10,556	286,595
Honeywell International, Inc.	5,774	404,757

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited) (Continued)

	Shares	Value
Tenneco, Inc.(a)	6,105	$216,300
Textron, Inc.	15,085	435,203
Toyota Motor Corp.—ADR	4,460	457,596

		2,592,023

Utilities—1.92%
Aqua America, Inc.	4,600	133,998
Calpine Corp.(a)	16,100	296,240
Cleco Corp.	4,980	220,614
Consolidated Edison, Inc.	2,410	142,190
Edison International	9,194	441,587
FirstEnergy Corp.	8,441	333,251
Linde AG—ADR	35,240	639,606
NorthWestern Corp.	3,720	145,006
NRG Energy, Inc.	10,294	247,056
UIL Holdings Corp.	3,655	143,130
Wisconsin Energy Corp.	3,180	131,334

		2,874,012

Waste Management and Remediation Services—0.14%
US Ecology, Inc.	8,450	210,152

Wireless Telecommunications Carriers—0.20%
Partner Communications Co. Ltd.—ADR	54,525	305,340

Wood Product Manufacturing—0.10%
Koppers Holdings, Inc.	3,745	155,343

Total Common Stocks (Cost $93,421,080)		111,719,043

Exchange-Traded Funds—20.26%
Guggenheim Frontier Markets ETF	27,072	518,970
iShares FTSE China 25 Index Fund	10,369	403,873
iShares MSCI EAFE Index Fund	171,807	9,995,731
iShares MSCI United Kingdom Index Fund	37,382	671,755
iShares Russell 1000 Value Index Fund	94,126	7,380,420
iShares Russell 2000 Index Fund	25,032	2,264,395
iShares S&P Global Energy Sector Index Fund	20,845	821,501
ProShares Ultrashort Yen(a)	5,795	332,459
SPDR S&P Emerging Markets SmallCap ETF	48,558	2,310,390
Vanguard MSCI Emerging Markets ETF	6,166	268,098
Vanguard MSCI European ETF	11,192	550,646
Vanguard MSCI Pacific ETF	51,222	2,876,628
Vanguard Total Stock Market ETF	10,918	853,023
WisdomTree Japan Hedged Equity Fund	26,460	1,083,272

Total Exchange-Traded Funds (Cost $26,524,296)		30,331,161

Preferred Stocks—0.19%
Transportation Equipment Manufacturing—0.19%
Volkswagen AG	6,380	279,763

Total Preferred Stocks (Cost $309,996)		279,763

Real Estate Investment Trusts—1.19%
CBL & Associates Properties, Inc.	3,700	84,138
DCT Industrial Trust, Inc.	28,965	210,286
DuPont Fabros Technology, Inc.	9,420	218,167
EastGroup Properties, Inc.	4,380	248,828
EPR Properties	4,380	213,700

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2013 (Unaudited) (Continued)

	Shares	Value
LaSalle Hotel Properties	8,025	$203,755
Public Storage	1,330	201,109
Ramco-Gershenson Properties Trust	11,050	174,590
Sovran Self Storage, Inc.	3,810	231,800

Total Real Estate Investment Trusts (Cost $1,470,871)		1,786,373

	Principal Amount
Short-Term Investments—3.46%
Money Market Funds—3.46%
AIM STITT—Treasury Portfolio	$659,475	659,475
Fidelity Institutional Government Portfolio	4,525,063	4,525,063

Total Short-Term Investments (Cost $5,184,538)		5,184,538

Total Investments (Cost $126,910,781)—99.73%		149,300,878
Other Assets in Excess of Liabilities—0.27%		403,511

Total Net Assets—100.00%		$149,704,389

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

February 28, 2013 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)	$159,868,407	$149,300,878
Foreign currencies(2)	47,146	—
Cash	136	—
Receivables:
Receivable for investments sold	18,487,390	1,816,027
Dividends, interest receivable	442,939	167,401
Cash collateral held at broker for futures contracts	314,500	—
Unrealized appreciation on forward currency exchange contracts	8,598	—
Receivable for Fund shares sold	1,724,444	1,087,857
Other Assets	17,286	16,954

Total Assets	180,910,846	152,389,117

Liabilities
Payables:
Payable for investments purchased	40,474,606	2,132,759
Payable for Fund shares redeemed	561,236	363,765
Payable to affiliates	54,202	40,444
Unrealized depreciation on forward currency exchange contracts	19,393	—
Payable to Adviser	51,342	98,272
Accrued distribution fee	51,915	25,626
Accrued expenses and other liabilities	30,889	23,862

Total Liabilities	41,243,583	2,684,728

Net Assets	$139,667,263	$149,704,389

Net assets consist of:
Paid-in capital	136,620,886	127,066,788
Accumulated net investment income (loss)	25,283	(173,025)
Accumulated net realized gain	249,443	420,556
Net unrealized appreciation (depreciation) on:
Investments	2,780,373	22,390,097
Forward contracts	(10,795)	—
Futures contracts	1,557	—
Foreign currency translation	516	(27)

Net assets	139,667,263	149,704,389

Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	8,279,603	7,347,884
Net asset value and redemption price per share	$16.87	$20.37

[1] Cost of Investments	$157,088,034	$126,910,781
[2] Cost of Foreign Currencies	$47,745	$—

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

For the Year Ended February 28, 2013 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$910,979	$388
Dividend	399,043	1,280,998 (1)

	1,310,022	1,281,386

Expenses:
Investment advisory fees	478,005	585,020
Distribution fees	149,376	153,953
Fund accounting fees	42,280	29,051
Fund administration fees	32,389	35,949
Transfer agent fees and expenses	31,032	30,847
Audit and tax fees	15,196	14,289
Federal and state registration fees	15,117	16,234
Custody fees	14,030	23,250
Chief Compliance Officer fees and expenses	7,240	8,967
Reports to shareholders	6,136	6,710
Legal fees	5,838	6,067
Trustees’ fees and related expenses	2,816	2,816
Other expenses	3,802	3,538

Total expenses before waiver	803,257	916,691
Less waivers and reimbursements by Adviser (Note 4)	(205,751)	(54,556)

Net expenses	597,506	862,135

Net Investment Income	712,516	419,251

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,021,966	1,162,548
Forward contracts closed	18,768	—
Futures contracts closed	(203,795)	—
Foreign currency translation	(3,252)	(109)

	833,687	1,162,439

Net change in unrealized appreciation (depreciation) on:
Investments	(557,235)	11,276,577
Forward contracts	(10,795)	—
Futures contracts	13,173	—
Foreign currency translation	33	(21)

	(554,824)	11,276,556
Net gain on investments, futures and foreign currency translation	278,863	12,438,995

Net Increase in Net Assets Resulting from Operations	$991,379	$12,858,246

(1)	Net of $22,152 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Operations:
Net investment income	$712,516	$1,654,157
Net realized gain on investments, futures and foreign currency	833,687	2,623,640
Net change in unrealized appreciation (depreciation)	(554,824)	1,096,814

Net increase in net assets resulting from operations	991,379	5,374,611

Dividends and distributions to shareholders:
Net investment income	(1,602,927)	(1,531,700)
Net realized gains	(2,175,873)	(957,516)

Total dividends and distributions	(3,778,800)	(2,489,216)

Fund share transactions:
Shares sold	78,632,506	58,030,976
Shares issued to holders in reinvestment of dividends	3,609,666	2,323,953
Shares redeemed	(26,914,284)	(49,773,644)

Net increase	55,327,888	10,581,285

Net increase in net assets	52,540,467	13,466,680

Net Assets:
Beginning of period	87,126,796	73,660,116

End of period*	139,667,263	87,126,796

* Including accumulated net investment income of:	$25,282	$915,694

Change in shares outstanding:
Shares sold	4,581,429	3,465,317
Shares issued to holders in reinvestment of dividends	213,834	142,399
Shares redeemed	(1,584,440)	(2,973,353)

Net increase	3,210,823	634,363

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 28, 2013	Year Ended August 31, 2012
Operations:
Net investment income	$419,251	$586,035
Net realized gain on investments and foreign currency translation	1,162,439	521,595
Net change in unrealized appreciation	11,276,556	6,406,280

Net increase in net assets resulting from operations	12,858,246	7,513,910

Dividends and distributions to shareholders:
Net investment income	(778,724)	(405,544)
Net realized gains	(739,404)	(2,363,784)

Total dividends and distributions	(1,518,128)	(2,769,328)

Fund share transactions:
Shares sold	64,662,296	43,070,790
Shares issued to holders in reinvestment of dividends	1,474,827	2,677,262
Shares redeemed	(18,000,828)	(24,408,291)

Net increase	48,136,295	21,339,761

Net increase in net assets	59,476,413	26,084,343

Net Assets:
Beginning of period	90,227,976	64,143,633

End of period*	149,704,389	90,227,976

* Including accumulated net investment income of:	$(173,025)	$186,448

Change in shares outstanding:
Shares sold	3,363,642	2,415,015
Shares issued to holders in reinvestment of dividends	75,827	158,044
Shares redeemed	(928,181)	(1,368,249)

Net increase	2,511,288	1,204,810

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009	Period Ended August 31, 2008(1)
Net asset value, beginning of period	$17.19	$16.61	$17.17	$16.62	$15.61	$15.00

Income from investment operations:
Net investment income	0.10 (2)	0.33 (2)	0.48 (2)	0.54 (2)	0.69 (2)	0.46
Net realized and unrealized gain	0.08	0.75	0.21	1.16	1.35	0.29

Total from investment operations	0.18	1.08	0.69	1.70	2.04	0.75

Less distributions paid:
Dividends from net investment income	(0.21)	(0.31)	(0.51)	(0.74)	(0.66)	(0.12)
Distributions from net realized gains	(0.29)	(0.19)	(0.74)	(0.41)	(0.40)	(0.02)

Total distributions paid	(0.50)	(0.50)	(1.25)	(1.15)	(1.06)	(0.14)

Paid-in capital from redemption fees (Note 2)	—	—	—	0.00 (3)	0.03	0.00 (3)

Net asset value, end of period	$16.87	$17.19	$16.61	$17.17	$16.62	$15.61

Total return(4)	1.07%	6.70%	4.34%	10.79%	13.87%	5.03%

Ratios/supplemental data
Net assets, end of period (000)	$139,667	$87,127	$73,660	$70,589	$59,957	$77,886
Ratio of expenses to average net assets before waiver and reimbursements(5)	1.35%	1.48%	1.50%	1.49%	1.65%	1.59%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets before waiver and reimbursements(5)	0.85%	1.53%	2.43%	2.77%	3.76%	3.05%
Ratio of net investment income to average net assets after waiver and reimbursements(5)	1.20%	2.01%	2.92%	3.26%	4.41%	3.64%
Portfolio turnover rate(4)	197.2%	331.9%	327.1%	359.0%	403.0%	493.8%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Period Ended August 31, 2009(1)
Net asset value, beginning of period	$18.66	$17.66	$15.34	$14.84	$15.04

Income (loss) from investment operations:
Net investment income (loss)(2)	0.07	0.14	0.09	0.08	(0.00	)(3)
Net realized and unrealized gain (loss)	1.86	1.54	2.82	0.52	(0.20)

Total from investment operations	1.93	1.68	2.91	0.60	(0.20)

Less distributions paid:
Dividends from net investment income	(0.11)	(0.10)	(0.08)	(0.03)	—
Distributions from net realized gains	(0.11)	(0.58)	(0.51)	(0.07)	—

Total distributions paid	(0.22)	(0.68)	(0.59)	(0.10)	—

Paid-in capital from redemption fees (Note 2)	—	—	—	0.00 (3)	—

Net asset value, end of period	$20.37	$18.66	$17.66	$15.34	$14.84

Total return(4)	10.40%	9.92%	18.87%	4.02%	(1.33)%

Ratios/supplemental data
Net assets, end of period (000)	$149,704	$90,228	$64,144	$45,416	$59,764
Ratio of expenses to average net assets before waiver and reimbursements(5)	1.49%	1.63%	1.70%	1.75%	16.85%
Ratio of expenses to average net assets after waiver and reimbursements(5)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets before waiver and reimbursements(5)	0.59%	0.53%	0.17%	0.14%	(16.64)%
Ratio of net investment income (loss) to average net assets after waiver and reimbursements(5)	0.68%	0.76%	0.47%	0.49%	(1.19)%
Portfolio turnover rate(4)	19.8%	38.8%	65.3%	83.4%	0.7%

(1)	The Fund commenced operations on August 26, 2009.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than 0.5 cent per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal. The investment objective of the Diversified Equity Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Diversified Equity Fund became effective and commenced operations on August 26, 2009. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds’ Investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, futures contracts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2013 (Unaudited)

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2013:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities:
Asset Backed Securities	$—	$4,712,115	$—	$4,712,115
Corporate Bonds	—	29,482,300	—	29,482,300
Foreign Corporate Bonds	—	966,563	—	966,563
Mortgage Backed Securities	—	19,418,447	—	19,418,447
U.S. Government Agency Issues	—	27,475,807	—	27,475,807
U.S. Treasury Obligations	—	24,214,005	—	24,214,005
Foreign Government Agency Issues	—	588,977	—	588,977
Municipal Bonds	—	795,761	—	795,761

Total Fixed Income Securities	—	107,653,975	—	107,653,975
Exchange-Traded Funds	22,930,500	—	—	22,930,500
Short-Term Investments	—	29,283,932	—	29,283,932

Total Investments in Securities	$22,930,500	$136,937,907	$—	$159,868,407

Liabilities:
Futures and Forward Contracts*	$1,557	$(10,795)	$—	$(9,238)

*	Futures and forward contracts are derivative instruments reflected in the Schedule of Open Futures Contracts and Schedule of Open Forward Currency Contracts. This amount represents net unrealized appreciation of $23,444 and unrealized depreciation of $32,682.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2013 (Unaudited)

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$111,719,043	$—	$—	$111,719,043
Exchange-Traded Funds	30,331,161	—	—	30,331,161
Preferred Stocks	279,763	—	—	279,763
Real Estate Investment Trusts	1,786,373	—	—	1,786,373

Total Equity	144,116,340	—	—	144,116,340
Short-Term Investments	—	5,184,538	—	5,184,538

Total Investments in Securities	$144,116,340	$5,184,538	$—	$149,300,878

During the six months ended February 28, 2013, no securities were transferred into or out of Level 1 or 2.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds held no Level 3 securities during the six months ended February 28, 2013.

The Funds may use certain options; futures and forward contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the six months ended February 28, 2013.

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2013 (Unaudited)

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 28, 2013:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest Rate Contracts—Futures	Assets—Unrealized appreciation*	$—	Assets—Unrealized depreciation*	$(13,285)
Foreign Exchange Contracts—Futures	Assets—Unrealized appreciation*	14,846	Assets—Unrealized depreciation*	(4)
Foreign Exchange Contracts—Forwards	Unrealized appreciation of forward currency exchange contracts	8,598	Unrealized depreciation of forward currency exchange contracts	(19,393)

Total		$23,444		$(32,682)

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2013:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Forwards	Total
Interest Rate Contracts	$(140,269)		$(140,269)
Foreign Exchange Contracts	(63,526)	18,768	(44,758)

Total	$(203,795)	$18,768	$(185,027)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Forwards	Total
Interest Rate Contracts	$(29,443)	$—	$(29,443)
Foreign Exchange Contracts	42,616	(10,795)	31,821

Total	$13,173	$(10,795)	$2,378

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2013 (Unaudited)

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At February 28, 2013, the PMC Core Fixed Income Fund had cash and equivalents deposited as collateral with the broker for futures contracts of $314,500. The average monthly notional amount of futures during the period was as follows:

Long Futures	$19,812,279
Short Futures	$11,621,687

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

(d)	Options

The PMC Core Fixed Income Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund enters into written put options to hedge against changes in the value of purchased put options.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2013 (Unaudited)

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

During the six months ended February 28, 2013 the Fund did not have any written or purchased option transactions.

(e)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(f)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Funds are calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds no longer charge a redemption fee, therefore the offering and redemption price per share are equal to the Fund’s net asset value per share.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2013 (Unaudited)

(i)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(j)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2011	$4,323,619	$630,370
Year Ended August 31, 2012	2,109,081	380,135

Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2011	$1,618,135	$263,390
Year Ended August 31, 2012	1,178,891	1,590,437

As of August 31, 2012, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$95,727,360	$80,253,773

Gross tax unrealized appreciation	$3,360,411	$13,382,545
Gross tax unrealized depreciation	(96,707)	(2,712,192)

Net tax unrealized appreciation (depreciation)	$3,263,704	$10,670,353

Undistributed ordinary income	1,975,161	233,989
Undistributed long-term capital gain	597,026	393,147

Total distributable earnings	$2,572,187	$627,136
Other accumulated gain/(loss)	(2,093)	(6)

Total accumulated earnings/(loss)	$5,833,798	$11,297,483

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2013 (Unaudited)

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2012, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Undistributed Net Investment Income (Loss)	$(76,236)	$(88,660)
Accumulated Net Realized Gain (Loss)	$(726,572)	$(159,438)
Paid-in Capital	$802,808	$248,098

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2012. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2012. At August 31, 2012, the fiscal years 2009 through 2012 remain open to examination in the Core Fixed Income Fund’s major tax jurisdictions. At August 31, 2012, the fiscal years 2009 through 2012 remain open to examination in the Diversified Equity Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.95% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse the Funds’ other expenses to the extent necessary to ensure that the Funds’ total annual operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connections with any merger or reorganizations, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 1.00% for the Core Fixed Income Fund and 1.40% for Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	PMC Core Fixed Income Fund	PMC Diversified Equity Fund
August 31, 2013	$164,695	$129,230
August 31, 2014	346,017	184,569
August 31, 2015	390,413	179,973
February 28, 2016	205,751	54,556

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Fixed Income LLC

Schroder Investment Management North America Inc.

William Blair & Company, L.L.C.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2013 (Unaudited)

Diversified Equity Fund

Delaware Management Company

Loomis, Sayles & Company, L.P.

Mellon Capital Management Corporation

Neuberger Berman Management LLC

William Blair & Company, L.L.C.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of the Funds’ average daily net assets. During the six months ended February 28, 2013, the Funds accrued expenses pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$149,376
Diversified Equity Fund	$153,953

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals. For the six months ended February 28, 2013, administration fees of $32,389 and $35,949 were incurred for the PMC Core Fixed Income Fund and PMC Diversified Equity Fund, respectively. At February 28, 2013, the Administrator was owed fees of $14,984 and $15,376 for the PMC Core Fixed Income Fund and PMC Diversified Equity Fund, respectively.

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A. (“US Bank”), an affiliate of USBFS, serves as the Funds’ custodian. For the six months ended February 28, 2013, the PMC Core Fixed Income Fund incurred $42,280, $31,032 and $14,030 in fund accounting, transfer agency, and custody fees, respectively. For the six months ended February 28, 2013, the PMC Diversified Equity Fund incurred $29,051, $30,847, and $23,250 in fund accounting, transfer agency, and custody fees, respectively. At February 28, 2013, fees of $18,571, $10,044 and $6,987 were owed for fund accounting, transfer agency, and custody fees, respectively for the PMC Core Fixed Income Fund. At February 28, 2013, fees of $12,116, $8,124, and $1,121 were owed for fund accounting, transfer agency, and custody fees, respectively for the PMC Diversified Equity Fund.

The Funds each have a line of credit with US Bank (See footnote 8).

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the six months ended February 28, 2013, $7,240 and $8,967 of the Trust’s Chief Compliance Officer fee was allocated to the PMC Core Fixed Income Fund and PMC Diversified Equity Fund, respectively. At February 28, 2013, fees of $3,615 and $3,706 were owed to USBFS for Chief Compliance Officer Services from the PMC Core Fixed Income Fund and PMC Diversified Equity Fund, respectively.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2013 (Unaudited)

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2013 are summarized below.

	PMC Core Fixed Income	PMC Diversified Equity
Purchases:
U.S. Government	$210,862,014	$—
Other	48,526,395	66,275,899

Sales
U.S. Government	$180,712,390	$—
Other	27,415,012	23,084,810

(8)	Line of Credit

At February 28, 2013, the Core Fixed Income Fund and Diversified Equity Fund each had a line of credit in the amount of $5,000,000, which both mature August 15, 2013. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Interest will be accrued at the prime rate. The credit facility is with the Funds’ custodian, US Bank. During the six months ended February 28, 2013, the Core Fixed Income Fund borrowed on the line of credit on four days, with an average borrowing and interest rate on those days of $339,000 and 3.25%. Interest expense of $122 incurred during the fiscal period is included within other expenses on the Statement of Operations. The February 19, 2013 balance of $339,000 was the maximum amount of borrowings during the year for the Core Fixed Income Fund. During the six months ended February 28, 2013, the Diversified Equity Fund borrowed on the line of credit on 1 day, with an average borrowing and interest rate on those days of $127,000 and 3.25%. Interest expense of $11 incurred during the fiscal period is included within other expenses on the Statement of Operations. The September 7, 2012 balance of $127,000 was the maximum amount of borrowings during the year for the Diversified Equity Fund.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information (Unaudited)

Tax Information

For the fiscal year ended August 31, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	14.53%
Diversified Equity Fund	86.49%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2012 was as follows:

Core Fixed Income Fund	14.69%
Diversified Equity Fund	41.50%

For the year August 31, 2012, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Core Fixed Income Fund	27.38%
Diversified Equity Fund	65.60%

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section (852)(b)(3), the amount necessary to reduce the earnings on profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2012. Both Funds utilized earnings and profits distributed to shareholders on redemptions of shares as part of the dividend paid deduction. The amounts designated as long-term capital gains were as follows:

Core Fixed Income Fund	$186,338
Diversified Equity Fund	$157,924

Indemnification

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 57	Trustee	Indefinite Term; Since August 22, 2001	Professor and Chair of Accounting, Marquette University (2004–present).	26	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Trustee	Indefinite Term; Since August 22, 2001	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986–present).	26	Independent Trustee, USA MUTUALS (an open-end investment company with two portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 69	Trustee	Indefinite Term; Since October 23, 2009	Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994–present); Vice President, Secretary, Treasurer and CCO of Granum Series Trust (an open-end investment company) (1997–2007); President, CAO and CCO, Granum Securities, LLC (a broker-dealer) (1997–2007).	26	Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies); Manager, Ramius IDF fund complex (two closed-end investment companies).

Interested Trustee and Officers
Joseph C. Neuberger(1) 615 E. Michigan St. Milwaukee, WI 53202 Age: 50	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	26	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with two portfolios).

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 55	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years

Robert M. Slotky 615 E. Michigan St. Milwaukee, WI 53202 Age: 65	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since January 26, 2011	Senior Vice President, U.S. Bancorp Fund Services, LLC (2001–present).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 33	Secretary	Indefinite Term; Since November 15, 2005	Vice President, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 39	Vice President, Treasurer and Principal Accounting Officer	Indefinite Term; Since January 24, 2013	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A

Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 30	Assistant Treasurer	Indefinite Term; Since July 21, 2011	Mutual Fund Administrator, U.S. Bancorp Fund Services, LLC (2008–present).	N/A	N/A
(1)	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

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(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By  (Signature and Title)*     /s/ John Buckel

                                                        John Buckel, President

Date          May 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John Buckel

                                                        John Buckel, President

Date          May 2, 2013

By (Signature and Title)*     /s/ Jennifer Lima

                         Jennifer Lima, Treasurer

Date          May 2, 2013

* Print the name and title of each signing officer under his or her signature.

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